Commitments and contingencies	12 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities [abstract]
Commitments and contingencies	30. Commitments and contingencies

Commitments are those amounts that we are contractually required to pay in the future as long as the other party meets its obligations. These commitments primarily relate to energy purchase agreements and contracts for the purchase of assets which, in many cases, extend over a long period of time. Contingent assets are disclosed where the Group concludes that an inflow of economic benefits is probable.

	2026	2025
	£m	£m
Future capital expenditure
Contracted for but not provided	7,085	5,017
Energy purchase commitments[1]
Less than 1 year	1,527	1,265
In 1 to 2 years	1,360	1,259
In 2 to 3 years	1,343	1,147
In 3 to 4 years	1,191	1,011
In 4 to 5 years	1,031	927
More than 5 years	10,305	8,271
	16,757	13,880
1.Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).
Through the ordinary course of our operations, we are party to various litigation, claims and investigations, including Ofgem’s investigation into the North Hyde substation incident. These investigations are ongoing.
The potential maximum penalty for a licence breach following an Ofgem investigation is 10% of turnover.
We continue to monitor this position and engage with ongoing investigations. We do not expect the ultimate resolution of any proceedings, including the Ofgem investigation, to have a material adverse effect on our results of operations, cash flows or financial position. A description of the Group’s post-
closing capital project obligations in relation to the Grain LNG disposal is provided in note 10.
Contingent liabilities
The Group is subject to national and local laws governing the clean-up of sites used previously in its operations. These laws and associated regulations require the Group to take future actions to remediate the effects on the environment of the release of chemicals and other substances. Such contingencies may exist for various sites, including manufactured gas plants, power stations and water courses that were impacted by those activities. The ultimate costs of these clean-ups involve estimation uncertainty as work may be impacted by changing regulations and additional work may be required once sites have been fully surveyed. The estimated clean-up costs have been provided for in note 26 based upon management’s best estimate of the likely future cash flows. While the amounts of future possible costs that are not provided for could be material to the Group’s results in the period when they are recognised, it is not possible to reliably estimate the amounts involved at this time. As environmental remediation costs are recoverable through the Group’s rate-setting processes, the Group does not expect these costs to have a material impact on its liquidity.